Fair Value Measurement - Black Scholes Model For The Valuation Of Fair Value Of Warrants (Details)	Dec. 31, 2023 $ / shares Y	Dec. 31, 2022 Y $ / shares	Nov. 23, 2022 $ / shares Y
Expiration of warrant (years)
Fair Value Measurements
Fair value of warrants | Y	3.9	4.9	5
Fair market value per share (US$)
Fair Value Measurements
Fair value of warrants	0.20	0.84	1.17
Exercise price (US$)
Fair Value Measurements
Fair value of warrants	2.75	2.75	2.75
Risk-free rate
Fair Value Measurements
Fair value of warrants	0.0392	0.0405	0.0396
Standard derivation in the value of stock
Fair Value Measurements
Fair value of warrants	1.328	1.312	1.323